Cash Flow (Details) (USD $) In Millions, unless otherwise specified	Jun. 28, 2013	Mar. 29, 2013	Jun. 29, 2012	Mar. 30, 2012
Statement of Cash Flows [Abstract]
Dividends Payable	$ 30	$ 30	$ 30	$ 31